               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                               SEMI-ANNUAL REPORT

We are pleased to report that the Transamerica Occidental's Separate Account Fund B (the "Fund") produced a total return of 33.3% for the first half of 1997, outpacing the S&P 500 total return of 20.6%. The Fund's 5-year annual compound total return for the six month period ending June 30, 1997, was 33.1% versus 19.8% for the S&P 500. The Fund's strategy for buying and holding high-quality growth companies has paid off. For the first half of 1997, high-quality technology and financial services companies contributed to the Fund's performance.

Common stocks continue to benefit from benign inflation, low interest rates and excellent earnings growth. Another factor benefiting the stock market is the emerging realization that American companies are dominating the global markets, further adding to their growth prospects. American companies have proven themselves to be the best at establishing global brands and innovating and implementing in the fast moving world of technology. This has led to long-term competitive advantage and higher valuations in the stock market.

We continue to be positive on the stock market. Many stock market pundits would disagree with us. So far, they have been wrong. The reason they have been wrong is that they continue to believe that growth and low inflation are not possible. They also base their valuation analysis on historical measures. We feel that growth and low inflation can co-exist and that valuation is a dynamic process based on current and future expectations, not merely historical measures. Companies that are capable of growing in a low inflation economy will outperform most other investments.

The Fund will continue to emphasize its high-quality growth companies. From time to time, however, we will sell portions of companies that have performed extraordinarily well and use the proceeds to refresh our portfolio with new ideas. Some of our newer ideas, such as Smith Food & Drug and MoneyGram, are often perceived as value ideas. We believe, however, that they are just entering their growth phase and will appreciate to a higher market valuation in the future.

                                            Gary U. Rolle

                                             Gary U. Rolle
                                    Chairman,
                                             Board of Managers
                                             Transamerica Occidental's
                                             Separate Account Fund B

                       TABLE OF ACCUMULATION UNIT VALUES



                                 Accumulation
        End of Quarter            Unit Value
        --------------           ------------
                                 Accumulation
End of Quarter                    Unit Value
-------------------------------   ----------

March, 1987....................   $ 3.107777
June, 1987.....................     3.185307
September, 1987................     3.373161
December, 1987.................     2.412006
March, 1988....................     2.686389
June, 1988.....................     2.933292
September, 1988................     3.012913
December, 1988.................     2.974378
March, 1989....................     3.222322
June, 1989.....................     3.704618
September, 1989................     4.126660
December, 1989.................     3.975169
March, 1990....................     3.879319
June, 1990.....................     4.124224
September, 1990................     3.268967
December, 1990.................     3.518587
March, 1991....................     4.337042
June, 1991.....................     4.288242
September, 1991................     4.480883
December, 1991.................     4.908113
March, 1992....................     4.895752
June, 1992.....................   $ 4.798707
September, 1992................     4.981578
December, 1992.................     5.580041
March, 1993....................     5.893141
June, 1993.....................     6.139891
September, 1993................     6.868266
December, 1993.................     6.851062
March, 1994....................     6.629959
June, 1994.....................     6.325672
September, 1994................     6.905430
December, 1994.................     7.364882
March, 1995....................     8.376121
June, 1995.....................     9.806528
September, 1995................    11.275672
December, 1995.................    11.163517
March, 1996....................    11.495829
June, 1996.....................    12.356950
September, 1996................    13.007681
December, 1996.................    14.289273
March, 1997....................    14.574090
June, 1997.....................    18.948025


The table above covers the period from March, 1987 to June, 1997. The results shown should not be considered a representation of the gain or loss which may be realized from an investment made in the Fund today.

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997



Number
  of                                                Market
Shares                 Common Stock                Value (1)
------                 ------------                ---------

         BANKING (2.6%)
6,000    Wells Fargo & Company................... $ 1,617,000
                                                  -----------
         BUSINESS SERVICES (7.0%)
101,576  First Data Corporation..................   4,462,945
                                                  -----------
         CHEMICALS (3.5%)
34,000   BetzDearborn, Inc.......................   2,244,000
                                                  -----------
         COMPUTERS & BUSINESS EQUIPMENT (14.8%)
80,000   Dell Computer Corporation*..............   9,394,960
                                                  -----------
         CONGLOMERATES (4.5%)
30,000   Gillette Company........................   2,842,500
                                                  -----------
         ELECTRICAL EQUIPMENT (3.1%)
45,000   Millipore Corporation...................   1,980,000
                                                  -----------
         ELECTRONICS (16.3%)
50,000   Applied Materials, Inc.*................   3,540,600
48,000   Intel Corporation.......................   6,806,976
                                                  -----------
                                                   10,347,576
                                                  -----------
         FINANCIAL SERVICES (16.4%)
85,000   Charles Schwab Corporation..............   3,458,395
52,500   Franklin Resources, Inc.................   3,809,505
200,000  Moneygram Payment Systems, Inc.*........   3,150,000
                                                  -----------
                                                   10,417,900
                                                  -----------




Number
  of                                                Market
Shares                 Common Stock                Value (1)
------                 ------------                ---------

         HOTELS & RESTAURANTS (7.0%)
80,000   Host Marriott Corporation*.............. $ 1,424,960
120,000  Mirage Resorts, Inc.*...................   3,030,000
                                                  -----------
                                                    4,454,960
                                                  -----------
         LEISURE TIME (4.2%)
33,000   The Walt Disney Company.................   2,648,250
                                                  -----------
         RETAIL GROCERY (7.6%)
90,000   Smith's Food & Drug Centers, Inc........   4,826,250
                                                  -----------
         SOFTWARE (12.6%)
50,000   Broderbund Software, Inc.*..............   1,234,350
40,000   Microsoft Corporation*..................   5,055,000
50,000   Transaction Systems Architects, Inc.*...   1,725,000
                                                  -----------
                                                    8,014,350
                                                  -----------

                                                   63,250,691
         Total Common Stock (99.6%)..............
                                                      277,123
         Other Assets Less Liabilities (0.4%)....
                                                  -----------
                                                  $63,527,814
         NET ASSETS (100.0%).....................
                                                  ===========


------------

(1) Common stocks are valued at the last closing price for securities traded on a national stock exchange and the bid price for unlisted securities.

 *  Indicates non-income producing stocks.

See notes to financial statements.

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                            STATEMENT OF NET ASSETS

                                 JUNE 30, 1997



ASSETS:
Investment in common stock -- at market value (cost
  $21,560,528)..............................................  $63,250,691
Cash and cash equivalents...................................      322,361
Dividends and interest receivable...........................       12,775
                                                              -----------
     TOTAL ASSETS...........................................   63,585,827
                                                              -----------
LIABILITIES:
Due to Transamerica Occidental's general account............       58,013
                                                              -----------
NET ASSETS..................................................  $63,527,814
                                                              ===========
Net assets attributable to variable annuity
  contractholders -- 3,316,970 units at $18.948025 per
  unit......................................................  $62,850,032
Reserves for retired annuitants (Note C)....................      677,782
                                                              -----------
                                                              $63,527,814
                                                              ===========


                       STATEMENT OF CHANGES IN NET ASSETS



                                                              Six months ended June 30,
                                                              --------------------------
                                                                 1997           1996
                                                              -----------    -----------

Net investment loss.........................................  $  (235,484)   $  (144,437)
Net realized gain from security transactions................      329,043      5,053,966
Net unrealized appreciation (depreciation) of investments...   15,686,073       (615,279)
                                                              -----------    -----------
Net increase in Net Assets resulting from operations........   15,779,632      4,294,250
Variable annuity deposits (net of sales and administration
  expenses and applicable state premium taxes)..............       29,787         18,365
Payments to Contract Owners:
  Annuity payments..........................................      (19,111)       (16,377)
  Terminations and withdrawals..............................   (1,817,595)    (1,035,419)
Adjustment for mortality guarantees on retired annuitants...        8,584          7,445
                                                              -----------    -----------
Total increase in Net Assets................................   13,981,297      3,268,264
Balance at beginning of year................................   49,546,517     40,591,902
                                                              -----------    -----------
Balance at end of period....................................  $63,527,814    $43,860,166
                                                              ===========    ===========


See notes to financial statements.

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                            STATEMENT OF OPERATIONS

                         SIX MONTHS ENDED JUNE 30, 1997



NET INVESTMENT INCOME
  INCOME:
     Dividends..............................................  $    99,790
     Interest...............................................        9,098
                                                              -----------
       Total investment income..............................      108,888
                                                              -----------
  EXPENSES (Note A):
     Investment management services.........................       79,567
     Mortality and expense risk charges.....................      264,805
                                                              -----------
       Total expenses.......................................      344,372
                                                              -----------
  Net investment loss.......................................     (235,484)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain from security transactions..............      329,043
  Net change in unrealized appreciation on investments......   15,686,073
                                                              -----------
  Net realized and unrealized gain on investments...........   16,015,116
                                                              -----------
       Net increase in Net Assets from operations...........  $15,779,632
                                                              ===========


See notes to financial statements.

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                         NOTES TO FINANCIAL STATEMENTS

NOTE A -- ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as an open-end diversified investment company. The Fund's investment objective is long-term capital growth.

Investment in Securities

     Common stocks are valued at the last closing price for securities traded on a national stock exchange and the bid price for unlisted securities. The cost of securities purchased (excluding short-term investments) and proceeds from sales aggregated $1,217,531 and $3,134,681, respectively during the six months ended June 30, 1997. The Fund had gross unrealized gains of $41,690,163 at June 30, 1997 related to these investments. Realized gains and losses on investments are determined using the average cost method.

Cash Equivalents

     Cash equivalents consist of money market funds invested daily from excess cash balances on deposit.

Federal Income Taxes

     Operations of the Fund will form a part of, and be taxed with, those of Transamerica Occidental Life, which is taxed as a "life insurance company" under the Internal Revenue Code. Transamerica Occidental Life will not charge the Fund for income taxes applicable to its investment in the Fund. Under current law, income from assets maintained in the Fund for the exclusive benefit of Participants is in general not subject to federal income tax.

Expenses

     The value of the Fund has been reduced by charges on each Valuation Date for investment management services on the basis of an annual rate of 0.3% and mortality and expense risks on the basis of an annual rate of 1.0%. These charges are paid to Transamerica Occidental Life.

Other

     The Fund follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

NOTE B -- TRANSAMERICA OCCIDENTAL LIFE INVESTMENT

     As of June 30, 1997, Transamerica Occidental Life had deposited $2,000,000 (current fund value of $40,500,588) in the Fund under an amendment to the California Insurance Code which permits domestic life insurers to allocate amounts to such accounts. Transamerica Occidental Life is entitled to withdraw all but $100,000 of its proportionate share of the Fund, in whole or in part, at any time.

NOTE C -- RESERVES FOR RETIRED ANNUITANTS

     Reserves for retired annuitants are computed using The Annuity Table for 1949, ultimate, one year age setback and an assumed investment earnings rate of 3 1/2%.

NOTE D -- REMUNERATION

     No remuneration was paid during the six months ended June 30, 1997 by the Fund to any member of the Board of Managers or officer of the Fund or any affiliated person of such members or officers.

FINANCIAL HIGHLIGHTS

     Selected data for an accumulation unit outstanding throughout each six month period ended June 30 are as follows:



                                             1997       1996       1995      1994      1993
                                            -------    -------    ------    ------    ------

Investment income.........................  $  .032    $  .036    $ .020    $ .019    $ .025
Expenses..................................     .102       .077      .054      .044      .038
                                            -------    -------    ------    ------    ------
Net investment loss.......................    (.070)     (.041)    (.034)    (.025)    (.013)
Net realized and unrealized gain (loss) on
  investments.............................    4.729      1.234     2.476     (.500)     .573
                                            -------    -------    ------    ------    ------
     Net increase (decrease) in
       accumulation unit value............    4.659      1.193     2.442     (.525)     .560
Accumulation unit value:
  Beginning of year.......................   14.289     11.164     7.365     6.851     5.580
                                            -------    -------    ------    ------    ------
  End of period...........................  $18.948    $12.357    $9.807    $6.326    $6.140
                                            =======    =======    ======    ======    ======
Ratio of expenses to average accumulation
  fund balance(a).........................     1.30%      1.30%     1.30%     1.31%     1.29%
Ratio of net investment loss to average
  accumulation fund balance(a)............    (0.87%)    (0.69%)   (0.81%)   (0.73%)   (0.44%)
Portfolio turnover........................     0.56%     24.02%    12.09%    24.56%    20.97%
Number of accumulation units outstanding
  at end of period (000 omitted)..........    3,317      3,512     3,647     3,777     3,940


(a) On an annualized basis

                                                          (LOGO)

            TRANSAMERICA
        OCCIDENTAL'S SEPARATE

           ACCOUNT FUND B

        MANAGERS AND OFFICERS

RICHARD N. LATZER, Manager
DONALD E. CANTLAY, Manager
DeWAYNE W. MOORE, Manager
                                  TRANSAMERICA
GARY U. ROLLE, Chairman of the Board
                                  OCCIDENTAL'S
PETER J. SODINI, Manager
BARBARA A. KELLEY, President
                                    SEPARATE
MATT R. COBEN, Vice President
                                 ACCOUNT FUND B
SALLY S. YAMADA, Treasurer and
Assistant Secretary
THOMAS M. ADAMS, Secretary
                                          SEMI-ANNUAL FINANCIAL
REGINA M. FINK, Assistant Secretary
                                     REPORT
Distributor:
                                  JUNE 30, 1997
Transamerica Financial Resources,
Inc.
1150 South Olive
Los Angeles, California 90015-2211
Tel. (800) 245-8250

Custodian:

Mellon Bank Securities Trust
1 Mellon Bank Ctr.
Pittsburgh, PA 15258
Tel. (800) 234-6356
Transamerica Occidental
Life Insurance Company
Annuity Service Center
P.O. Box 31848
Charlotte, NC 28231-1848

800 258-4260

             (LOGO)

This report cannot be used as sales literature.

TFM 1036 Ed. 8-97